BANK FINANCIAL ASSETS AND LIABILITIES - Information on quality of loans to individuals and legal entities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 89,966	₽ 60,443
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	67,772	35,300
Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	22,193	25,143
Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(10,024)	(7,689)
Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(6,067)	(3,477)
Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(3,957)	(4,212)
Low to fair risk | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	67,002	35,026
Low to fair risk | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	13,439	23,638
Monitoring | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,850	539
Monitoring | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	8,885	1,871
Impaired | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,987	3,212
Impaired | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,826	3,846
Stage 1 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	64,698	33,825
Stage 1 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	18,426	21,756
Stage 1 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(1,808)	(756)
Stage 1 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(681)	(327)
Stage 1 | Low to fair risk | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	66,506	34,581
Stage 1 | Low to fair risk | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	11,711	22,083
Stage 1 | Monitoring | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	7,396
Stage 2 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,016	661
Stage 2 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,140	2,949
Stage 2 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(923)	(318)
Stage 2 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(77)	(477)
Stage 2 | Low to fair risk | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	138	445
Stage 2 | Low to fair risk | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,728	1,555
Stage 2 | Monitoring | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,801	534
Stage 2 | Monitoring | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,489	1,871
Stage 3 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,058	814
Stage 3 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	620	433
Stage 3 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(2,978)	(2,005)
Stage 3 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(2,905)	(3,153)
Stage 3 | Monitoring | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	49	5
Stage 3 | Impaired | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,987	2,814
Stage 3 | Impaired | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,525	3,586
POCI | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	7	5
POCI | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(358)	(398)
POCI | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(294)	(255)
POCI | Low to fair risk | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	358
POCI | Impaired | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		398
POCI | Impaired | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 301	₽ 260